Certain risks and concentration - PRC Regulations OptAim Statement of Loss and Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Information:
Net revenues	$ 199,408	$ 160,017	$ 125,258
Net profit/(loss)	(9,603)	(32,409)	(24,619)
Net cash provided by/(used in) operating activities	(30,294)	(15,416)	(13,881)
Net cash used in investing activities	6,762	8,395	(25,165)
Net (decrease)/increase in cash and cash equivalents and restricted cash	21,272	20,754	(13,500)
OptAim VIE
Financial Information:
Net revenues	20,670	2,902	25,302
Net profit/(loss)	(451)	(47)	1,646
Net cash provided by/(used in) operating activities	(142)	281	539
Net cash used in investing activities	(69)	(1)
Net (decrease)/increase in cash and cash equivalents and restricted cash	$ (211)	$ 280	$ 539